Share-Based Payment - Schedule of Share-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 1,970,456	$ 2,467,911	$ 3,168,016
General and administrative expenses [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	1,901,434	2,280,470	2,880,987
Selling and marketing expenses [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	66,589	179,938	275,562
Cost of revenue [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 2,433	$ 7,503	$ 11,467